Condensed Consolidated Balance Sheets - USD ($) $ in Millions	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current assets:
Cash and cash equivalents	$ 57.9	$ 54.4	$ 48.4
Accounts receivable, net	225.9	194.4	199.3
Inventories, net	248.6	240.6	249.0
Receivable from affiliates	14.9	12.8	8.6
Other current assets	56.0	53.3	39.0
Total current assets	603.3	555.5	544.3
Property, plant and equipment, net	171.3	169.6	154.1
Goodwill	87.1	86.6	82.0
Intangible assets, net	95.1	96.6	92.8
Pension assets		61.7	58.9
Other long-term assets	73.6	71.3
Other long-term assets	73.6	9.6	7.5
Total assets	1,030.4	979.6	939.6
Current liabilities:
Trade accounts payable	154.5	133.7	129.7
Payable to affiliates	7.0	7.0	6.6
Current portion of long-term debt and short-term debt	29.7	30.8	17.8
Accrued employee compensation		18.8	26.1
Other accrued expenses		59.8	51.4
Accrued expenses and other	87.2	78.6	77.5
Total current liabilities	278.4	250.1	231.6
Long-term liabilities, less current portion:
Debt	452.0	439.0	445.8
Deferred income taxes	29.3	29.0	21.4
Other long-term liabilities	22.4	29.8	38.5
Total long-term liabilities	503.7	497.8	505.7
Park-Ohio Industries, Inc. and Subsidiaries shareholder's equity:
Common stock, par value $1 per share	0.0	0.0	0.0
Additional paid-in capital		106.3	96.8
Retained earnings		158.1	128.6
Accumulated other comprehensive loss		(42.7)	(30.0)
Total Park-Ohio Industries, Inc. and Subsidiaries shareholder's equity	238.0	221.7	195.4
Noncontrolling interests	10.3	10.0	6.9
Total equity	248.3	231.7	202.3
Total liabilities and shareholder's equity	$ 1,030.4	$ 979.6	$ 939.6